Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000075564 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000075564 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000075564 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000075565 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000075565 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000075565 | Domestic Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000107929 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000107929 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000107929 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000154558 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000154558 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000154558 | Domestic Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000112693 | Balanced Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000107931 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000107931 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000107931 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107931 | Private Placements
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107931 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107930 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000107930 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000107930 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000107932 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000107932 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000107932 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000135433 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000135433 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	81.50%